Share-based Compensation - Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted			15,794,018	15,794,018	3,719,500		7,255,000
Share-based compensation recognized in costs and expenses			¥ 20,221	$ 2,905	¥ 13,989		¥ 20,852
Exercise price of share options granted | $ / shares				$ 0.48		$ 0.56		$ 0.42
Restricted stock units | Fread Limited*
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares available for future grant									2,000,000
Number of share options granted			920,000	920,000
Share-based compensation recognized in costs and expenses			¥ 3,800	$ 600
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation recognized in costs and expenses			20,200	2,900	¥ 14,000		¥ 20,900
Share Options | Yitian Xindong | 2018 Tadu Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation recognized in costs and expenses			¥ 8,400	$ 1,200
Share Options | Yitian Xindong | 2018 Tadu Option Scheme | Telling Telecom
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares available for future grant		6,750,000			6,750,000	6,750,000
Exercise price of share options granted | ¥ / shares		¥ 3
Share Options | Yitian Xindong | 2018 Tadu Option Scheme | Requisite service period from December 28, 2018 to March 31, 2021 | Telling Telecom
Share-based Compensation Arrangement by Share-based Payment Award
Number of share granted		4,588,994
Share Options | Yitian Xindong | 2018 Tadu Option Scheme | Requisite service period from June 18, 2019 to March 31, 2021 | Telling Telecom
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted	872,299
Share Options | Yitian Xindong | 2018 Tadu Option Scheme | Performance targets | Telling Telecom
Share-based Compensation Arrangement by Share-based Payment Award
Number of share options granted			2,550,203	2,550,203